Revenues - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) charter	Dec. 31, 2019 USD ($) charter	Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Time charter revenue | $	$ 198,382	$ 202,400	$ 191,977
Revenue from premium for use of scrubbers | $	$ 16,331
Number of vessels on original duration	6
Term of charter contract, original	5 years
Number of vessels on long-term contracts	2
Number of vessels employed under voyage charter		0
Number of voyage charters vessel in progress	1
Number of voyage charter vessel with performance obligation not yet initiated	1
Voyage costs | $	$ 38
Remaining performance obligation | $	$ 222
Minimum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	1 month
Charter contract typical term	1 month
Term of charter contract	1 month
Term of charter contract, long-term	10 years
Remaining term of charter contracts	1 year
Maximum
Disaggregation of Revenue [Line Items]
Charter contract renewal term	12 months
Charter contract typical term	5 years
Term of charter contract	6 months
Term of charter contract, long-term	20 years
Remaining term of charter contracts	11 years